STOCK-BASED COMPENSATION - Narrative (Details) - USD ($) $ in Thousands		12 Months Ended
	Apr. 21, 2023	Dec. 31, 2024	Dec. 31, 2023
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Number of shares outstanding		142	142
Outstanding, intrinsic value		$ 0
Unrecognized compensation cost		$ 240
Granted (in shares)		0
Stock options
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Unrecognized compensation, weighted average amortization period (in years)		2 years
Dividend rate		0.00%	0.00%
2015 Plan
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Number of shares outstanding	57	0
A&R 2918 Plan
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Number of additional shares authorized	109
Number of shares authorized	140	142
Common shares reserved for future awards (in shares)		256
Maximum increase in shares reserved for issuance as a percentage of aggregate common stock outstanding		4.00%
A&R 2918 Plan | Stock options | Maximum
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock awards, contractual life (in years)		10 years